Share-based compensation Share-based payments - Changes Stock Options (Details) - 12 months ended Dec. 31, 2019	€ / shares shares	€ / shares $ / shares shares	$ / shares shares
EUR-denominated Option Awards | Euro Member Countries, Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	116,692	116,692
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	27,952	27,952
Number of options, Forfeited (in shares)	0	0
Number of options, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	88,740	88,740
Number of options, Exercisable (in shares)	88,740	88,740	88,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 60.49
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	46.90
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	64.80
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 64.80	€ 64.80
US-denominated Option Awards | United States of America, Dollars
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	70,299	70,299
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	14,750	14,750
Number of options, Forfeited (in shares)	0	0
Number of options, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	55,549	55,549
Number of options, Exercisable (in shares)	55,549	55,549	55,549
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 81.43
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		72.86
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 83.71
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 83.71